Investment in Securities - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2026 JPY (¥) Investment	Mar. 31, 2025 JPY (¥) Investment	Mar. 31, 2024 JPY (¥)
Schedule of Investments [Line Items]
Net unrealized holding gains (losses) on trading securities	¥ 170,073	¥ 4,422	¥ 53,318
Proceeds from sales of available-for-sale debt securities	341,135	299,890	215,674
Available-for-sale debt securities gross realized gains	3,732	8,499	4,137
Available-for-sale debt securities gross realized losses	7,709	16,517	11,090
Investment funds fair value	¥ 39,796	¥ 41,018
Number of investment securities in an unrealized loss position | Investment	1,113	1,272
Accrued interest on available-for-sale debt securities	¥ 14,697	¥ 14,545
Allowance for credit losses for accrued interest receivables	¥ 0	0
Debt Securities, Available-for-Sale, Accrued Interest, after Allowance for Credit Loss, Statement of Financial Position [Extensible Enumeration]	Other Assets
Interest income on investment securities	¥ 37,814	29,140	26,331
Equity securities
Schedule of Investments [Line Items]
Investment funds fair value	24,845	24,960
Trading Debt Securities
Schedule of Investments [Line Items]
Net unrealized holding gains (losses) on trading debt securities	0	0	¥ (96)
Available-for-sale securities | Foreign Government Bond Securities
Schedule of Investments [Line Items]
Investment funds fair value	3,024	5,379
Available-for-sale securities | Foreign Corporate Debt Securities
Schedule of Investments [Line Items]
Investment funds fair value	¥ 11,927	¥ 10,679